Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28	$ 27	$ 37
Interest cost	25	28	28
Expected return on plan assets	(22)	(22)	(18)
Amortization of actuarial net loss (gain)	7	3	11
Amortization of prior service cost	1		5
Effect of settlement	1	1	1
Net periodic benefit cost	40	37	64
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	7	8
Interest cost	2	2	2
Amortization of actuarial net loss (gain)		2
Amortization of prior service cost		1
Effect of curtailment	(1)		(2)
Net periodic benefit cost	$ 6	$ 12	$ 8